UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $70,442 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III                     PFD CV 6.75%     00808N202     3500   101200 SH       DEFINED 1              101200        0        0
AMERICAN TOWER CORP            CL A             029912201        1        1 SH       DEFINED 1                   1        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205       87     4995 SH       DEFINED 1                4995        0        0
DYNEGY INC DEL                 CL A             26817G102        1      527 SH       DEFINED 1                 527        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461BE8    32895 41610000 PRN      DEFINED 1            41610000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     3484  9511000 PRN      DEFINED 1             9511000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     3555  9998508 PRN      DEFINED 1             9998508        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717    20381  7246550 PRN      DEFINED 1             7246550        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691     5550   600000 PRN      DEFINED 1              600000        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7        7    20000 SH       DEFINED 1               20000        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       30    13302 SH       DEFINED 1               13302        0        0
OMNICOM GROUP INC              NOTE 7/0         681919AT3      928  1000000 PRN      DEFINED 1             1000000        0        0
PNM RES INC                    COM              69349H107        2      210 SH       DEFINED 1                 210        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847        5      231 SH       DEFINED 1                 231        0        0
RELIANT ENERGY INC             COM              75952B105       16     5015 SH       DEFINED 1                5015        0        0